Offerings	Feb. 24, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	3.000% Notes due 2031
Amount Registered | shares	850,000,000
Maximum Aggregate Offering Price	$ 888,147,741.60
Fee Rate	0.01531%
Amount of Registration Fee	$ 135,975.42
Offering Note	The filing fee is calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended, based upon a Euro-to-U.S. dollar exchange rate of EUR1 to $1.0458 as of February 21, 2025 as reported on Bloomberg.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	3.250% Notes due 2034
Amount Registered | shares	650,000,000
Maximum Aggregate Offering Price	$ 677,825,857.80
Fee Rate	0.01531%
Amount of Registration Fee	$ 103,775.14
Offering Note	See offering note 1.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantees
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	No separate consideration will be received for any guarantee of debt securities. Accordingly, pursuant to Rule 457(n) of the Securities Act of 1933, as amended, no separate filing fee is required.